Finance income and expense (Tables)	6 Months Ended
Jun. 30, 2026
Finance income and expense [Abstract]
Finance Income and Expense

	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025
	$’000	$’000	$’000	$’000
Finance income
Finance income on cash, cash equivalents and other financial assets	808	596	1,140	1,888
Gain on cash equivalents and other financial assets at fair value through profit and loss (“FVTPL”)	1,608	1,819	3,136	2,564
Interest income under effective interest rate method at fair value through other comprehensive income (“FVOCI”)	241	659	575	1,381
Finance income	2,657	3,074	4,851	5,833

Finance expense
Finance expense on investments	(77)	(165)	(155)	(333)
Finance expense on lease liability	(6)	(9)	(12)	(19)
Finance expense	(83)	(174)	(167)	(352)